19. Trade payables	12 Months Ended
Dec. 31, 2018
Trade Payables
Trade payables
		12.31.18	12.31.17
Non-current
Customer guarantees		140,968	148,349
Customer contributions		112,324	118,095
Funding contributions - substations		32,925	89,262
Total Non-current		286,217	355,706

Current
Payables for purchase of electricity - CAMMESA		4,080,310	4,499,302
Provision for unbilled electricity purchases - CAMMESA		7,828,458	6,715,431
Suppliers		2,426,016	1,995,697
Advance to customer		196,485	220,111
Customer contributions		15,288	27,706
Discounts to customers		37,372	55,182
Funding contributions - substations		17,215	12,380
Related parties	35.d	7,833	51,711
Total Current		14,608,977	13,577,520

The fair values of non-current customer contributions as of December 31, 2018 and 2017 amount to $ 107.7 million and $ 141.3 million, respectively. The fair values are determined based on estimated cash flows discounted at a representative market rate for this type of transactions. The applicable fair value category is Level 3 category.

The carrying amount of the rest of the financial liabilities included in the Company’s trade payables approximates their fair value.